United States
Securities and Exchange Commission
Washington, D.C.  20549

						Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 03/31/03

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     May 9, 2003

Report Type (Check Only One.):
[x]  		13F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Entry Total: 86,319
					        (Thousands)




      Form 13F Information Table



















TITLE
OF

VALUE

SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
 PRN
AMT
PR  CALL
DSCRETN
MNGS
SOLE SHARED NONE









A F L A C Inc.
com
001055 10 2
 2,814

87,803
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
 1,077

28,640
sh
sole
none
x
Alberto Culver A
cl a
013068 20 0
 1,284

26,770
sh
sole
none
x
Altria Group
com
718154 10 7
601

20,062
sh
sole
none
x
American International
Group
com
026874 10 7
   883

17,853
sh
sole
none
x
American Italian Pasta Co
com
027070 10 1
 1,471

34,010
sh
sole
none
x
Artesian Resources Corp.
cl a
043113 20 8
   687

22,810
sh
sole
none
x
Astrazeneca PLC ADR
adr
046353 10 8
   347

10,105
sh
sole
none
x
Belden Inc
com
077459 10 5
   352

32,772
sh
sole
none
x
BellSouth Corp.
com
079860 10 2
   487

22,452
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
 1,746

50,090
sh
sole
none
x
Boeing Co.
com
097023 10 5
 1,488

59,368
sh
sole
none
x
BP plc
com
055622 10 4
   770

19,958
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
   285

13,470
sh
sole
none
x
CIGNA Corporation
com
17179x 10 6
   655

14,331
sh
sole
none
x
Cisco Systems Inc.
com
17275r 10 2
   951

73,300
sh
sole
none
x
CMS Energy Corp
com
125896 10 0
   200

45,281
sh
sole
none
x
Colgate Palmolive
com
194162 10 3
 1,092

20,060
sh
sole
none
x
Cooper Industries Inc.
com
216669 10 1
 1,706

47,780
sh
sole
none
x
D.R. Horton Inc.
com
23331A 10 9
 1,767

92,031
sh
sole
none
x
Dean Foods Company
com
242370 10 4
 2,230

51,970
sh
sole
none
x
Delphi Automotive System
com
247126 10 5
   483

70,738
sh
sole
none
x
Delta Airlines
com
247361 10 8
   162

18,180
sh
sole
none
x
DuPont
com
263534 10 9
 2,236

57,531
sh
sole
none
x
Enerplus Resources Fund
com
29274D 60 4
 1,546

80,695
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
 3,271

93,598
sh
sole
none
x
FedEx Corporation
com
31428X 10 6
 4,423

80,319
sh
sole
none
x
First American Corp.
com
318522 30 7
 1,711

70,130
sh
sole
none
x
Fortune Brands Inc.
adr
349631 10 1
 1,388

32,367
sh
sole
none
x
General Electric Co.
com
369604 10 3
 2,876

112,785
sh
sole
none
x
General Growth Properties
com
370021 10 7
 2,859

53,000
sh
sole
none
x
General Mills Inc.
com
370334 10 4
   910

19,975
sh
sole
none
x
General Motors
com
370442 10 5
 1,374

40,866
sh
sole
none
x
Gillette Co.
com
375766 10 2
   537

17,355
sh
sole
none
x
GlaxoSmithKline ADR
com
37733W 10 5
   603

17,145
sh
sole
none
x
Goodrich Co.
com
382388 10 6
 1,281

91,140
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
 1,939

79,593
sh
sole
none
x
IBM
com
459200 10 1
 3,024

38,561
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
   889

37,496
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
 2,478

42,825
sh
sole
none
x
Keyspan Corp
com
49337w 10 0
   259

8,025
sh
sole
none
x
Medtronics
com
585055 10 6
 1,980

43,882
sh
sole
none
x
Merck & Co.
com
589331 10 7
 3,003

54,814
sh
sole
none
x
Microsoft
com
594918 90 4
   216

8,927
sh
sole
none
x
Motorola, Inc.
com
620076 10 9
   128

15,542
sh
sole
none
x
NiSource Inc.
com
65473P 10 5
   578

31,785
sh
sole
none
x
Pepsico
com
713448 10 8
 2,092

52,295
sh
sole
none
x
Pfizer
com
717081 10 3
 2,076

66,610
sh
sole
none
x
Philadelphia Suburban
Corp.
com
718009 60 8
 1,278

58,235
sh
sole
none
x
Pitney-Bowes
com
724479 10 0
   814

25,489
sh
sole
none
x
Proctor & Gamble
com
742718 10 9
 1,313

14,741
sh
sole
none
x
Robert Mondavi
com
609200 10 0
   484

24,145
sh
sole
none
x
Royal Dutch Petroleum
ny reg
780257 80 4
   333

8,165
sh
sole
none
x
RPM Inc.
com
749685 10 3
   422

40,199
sh
sole
none
x
Safeway Inc.
com
new
786514 20 8
   660

34,890
sh
sole
none
x
Sara Lee
com
803111 10 3
 1,275

68,198
sh
sole
none
x
Tellabs Inc.
com
879664 10 0
    84

14,450
sh
sole
none
x
Textron Inc.
com
883203 10 1
   641

23,355
sh
sole
none
x
UGI Corp
com
902681 10 5
 1,443

31,580
sh
sole
none
x
Unisys Corp
com
909214 10 8
   551

59,450
sh
sole
none
x
United Mobil Home
com
911024 10 7
   632

45,155
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
 1,078

43,765
sh
sole
none
x
Verizon Communications
com
92343V 10 4
 2,345

66,325
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
 3,481

95,311
sh
sole
none
x
Vishay Intertechnology
com
928298 10 8
137

13,492
sh
sole
none
x
Washington Real Estate
sh ben
int
939653 10 1
1994

76,780
sh
sole
none
x
Xerox Corp.
com
984121 10 3
139

15,994
sh
sole
none
x